Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2020	December 31, 2019
Employee related liabilities	467	375
Employee compensated absences	164	138
Taxes other than income taxes	58	53
Advances	75	63
Derivative instruments	2	7
Provision for restructuring	4	10
Defined benefit plans – current portion	9	10
Defined contribution plans – accrued benefits	23	20
Other long-term employee benefits – current portion	4	7
Royalties	24	21
Current lease liabilities	54	55
Deferred consideration for business combinations	—	10
Others	82	62
Total	966	831